Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

On July 5, 2017, the Company issued 200,000 shares of common stock with a par value of $0.0001 to Jennifer Dyer, President, Chief Executive Officer.

On July 06, 2017, the Company issued 8,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $6,500.

On July 06, 2017, the Company issued 26,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $20,000.

On July 12, 2017, the Company issued 13,334 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $10,000.

On July 20, 2017, the Company issued 36,667 shares of common stock with a par value of $0.0001 to, an investor at an issuance price of $0.71 per share, for a total investment of $26,000.

On July 20, 2017, the Company issued 25,000 shares of common stock with a par value of $0.0001 to Mario A Beckles, Chief Financial Officer, for services.

On July 21, 2017, the Company issued 59,193 shares of common stock with a par value of $0.0001 to Al Thomas for services.

On July 25, 2017, the Company issued 10,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $7,500.

On July 27, 2017, the Company issued 20,000 shares of common stock with par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $15,000.

On July 31, 2017, the Company issued 6,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $5,000.

On July 31, 2017, the Company issued 13,334 shares of common stock with a par value of $0.0001 to, an investor at an issuance price of $0.75 per share, for a total investment of $10,000.

On August 03, 2017, the Company issued 6,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $5,000.

On August 11, 2017, the Company issued 20,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $15,000.

On August 21, 2017, the Company issued 11,947 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $8,960.

On August 25, 2017, the Company issued 17,053 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $12,790.

Note 8 – Subsequent Events

Common Stock

On January 17, 2017, the Company issued 16,954 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $8,477.

On February 10, 2017, the Company issued 4,008 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $2,004.

On March 07, 2017, the Company issued 48,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.27 per share, for a total investment of $12,960.

On March 09, 2017, the Company issued 83,333 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.30 per share, for a total investment of $25,000.

On March 09, 2017, the Company issued 7,555 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.27 per share, for a total investment of $2,040.

On March 13, 2017, the Company issued 38,462 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.26 per share, for a total investment of $10,000.

On March 14, 2017, the Company issued 7,263 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $3,631.64.

On March 16, 2017, the Company issued 114,286 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.35 per share, for a total investment of $40,000.

On March 24, 2017, the Company issued 185,714 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.35 per share, for a total investment of $65,000.

On March 24, 2017, the Company issued 1,782 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $890.83.

On May 19, 2017, the Company issued 28,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.50 per share, for a total investment of $14,000.

On June 24, 2017, the Company issued 16,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.63 per share, for a total investment of $10,000.

On July 5, 2017, the Company issued 200,000 shares of common stock with a par value of $0.0001 to Jennifer Dyer, President, Chief Executive Officer.

On July 06, 2017, the Company issued 8,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $6,500.

On July 06, 2017, the Company issued 26,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $20,000.

On July 12, 2017, the Company issued 13,334 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $10,000.

On July 20, 2017, the Company issued 36,667 shares of common stock with a par value of $0.0001 to, an investor at an issuance price of $0.71 per share, for a total investment of $26,000.

On July 20, 2017, the Company issued 25,000 shares of common stock with a par value of $0.0001 to Mario A Beckles, Chief Financial Officer, for services.

On July 21, 2017, the Company issued 59,193 shares of common stock with a par value of $0.0001 to Al Thomas for services.

On July 25, 2017, the Company issued 10,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $7,500.

On July 31, 2017, the Company issued 6,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $5,000.

On July 31, 2017, the Company issued 13,334 shares of common stock with a par value of $0.0001 to, an investor at an issuance price of $0.75 per share, for a total investment of $10,000.

On August 03, 2017, the Company issued 6,667 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $5,000.

On August 11, 2017, the Company issued 20,000 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $15,000.

On August 21, 2017, the Company issued 11,947 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $8,960.

On August 25, 2017, the Company issued 17,053 shares of common stock with a par value of $0.0001 to an investor at an issuance price of $0.75 per share, for a total investment of $12,790.

Convertible Notes

In 2017, the Company converted $615,073 of convertible notes into 1,024,696 shares of common stock. The conversion price ranged from $0.61 to $0.76 per share on issuance date for total value of $633,922.